Debt - Summary of Debt Under Promissory Notes (Details) $ in Thousands, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2024 MXN ($)	Dec. 31, 2023 MXN ($)		Dec. 31, 2022 MXN ($)		May 08, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes			$ 449,716		$ 445,281			$ 100,397,329	[1]
Principal			1,665,422	[2]			$ 7,000,000
Accrued Interest Payable	[2]		2,675,030
Total		$ 88,273	$ 577,318		540,734
Maturity		1 year and for more than one year	1 year and for more than one year
Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes								115,397,329	[3],[4]	$ 115,397,329	[5]
Principal			$ 279,209	[6],[7]	319,999	[8]
Accrued Interest Payable			170,507	[6],[7]	125,282	[8]
Total			449,716	[6],[7]	445,281	[8]
Senior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		$ 0	$ 4,178,912		$ 4,118,396
Senior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes								$ 94,747,329	[3],[4]	$ 94,747,329	[5]
Currency			US$		US$
Principal			$ 7,834	[6],[7]	$ 8,979	[8]
Accrued Interest Payable			12,620	[6],[7]	11,179	[8]
Total			$ 20,454	[6],[7]	$ 20,158	[8]
Interest Rate			14.00%		14.00%			14.00%		14.00%
Maturity			Dec 2026		May 2024
Guarantee			Guaranteed	[9],[10]	Guaranteed	[11]
2017 Junior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		0	$ 213,387		$ 208,469
2017 Junior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes								$ 5,000,000	[3],[4]	$ 5,000,000	[5]
Currency			US$		US$
Principal			$ 13,515	[6],[7]	$ 15,489	[8]
Accrued Interest Payable			20,627	[6],[7]	17,866	[8]
Total			$ 34,142	[6],[7]	$ 33,355	[8]
Interest Rate			15.00%		15.00%			15.00%		15.00%
Maturity			Dec 2026		May 2024
Guarantee			Guaranteed	[9],[10]	Guaranteed	[11]
2020 Junior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		$ 0	$ 17,867		$ 17,597
2020 Junior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes								$ 650,000	[3],[4]	$ 650,000	[5]
Currency			US$		US$
Principal			$ 9,291	[6],[7]	$ 10,649	[8]
Accrued Interest Payable			5,827	[6],[7]	4,241	[8]
Total			$ 15,118	[6],[7]	$ 14,890	[8]
Interest Rate			14.00%		14.00%			14.00%		14.00%
Maturity			Dec 2026		May 2024
Guarantee			Guaranteed	[9],[10]	Guaranteed	[11]
Convertible Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes								$ 15,000,000	[3],[4]	$ 15,000,000	[5]
Currency			US$		US$
Principal			$ 248,569	[6],[7]	$ 284,882	[8],[12]
Accrued Interest Payable			131,433	[6],[7]	91,996	[8]
Total			$ 380,002	[6],[7]	$ 376,878	[8]
Interest Rate			14.00%		14.00%			14.00%		14.00%
Maturity			Nov 2026		Nov 2026
Guarantee			Guaranteed	[9],[10]	Guaranteed	[11]

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[2]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican pesos. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (See Note 10).
[3]	Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
[4]	Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
[5]	Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
[6]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican pesos. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (See Note 9).
[7]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (see Note 13).
[8]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (see Note 13).
[9]	On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.
[10]	On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.
[11]	On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.
[12]	Includes the issuance costs of the Convertible Notes.